Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts		$ 27	$ 27
Variable interest entities - current assets		167	141
Variable interest entities - total intangibles and other assets		569	481
Variable interest entities - current liabilities		124	157
Variable interest entities - total liabilities		$ 766	$ 627
Preferred stock, par value (per share)		$ 0.01	$ 0.01
Preferred stock, authorized shares		3,000,000,000	3,000,000,000
Preferred stock, issued shares		0	0
Preferred stock, outstanding shares		0	0
Common stock, par value (per share)		$ 0.01	$ 0.01
Common stock, authorized shares	[1]	10,000,000,000	10,000,000,000
Common stock, issued shares	[1]	329,351,581	329,162,376
Common stock, outstanding shares	[1]	329,341,992	329,152,787

[1]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization" for additional information.